Quarterly Holdings Report
for
Fidelity Advisor® Capital Development Fund
December 31, 2022
ADESII-NPRT1-0323
1.827902.117
Common Stocks - 96.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	160,500	5,323,986
Verizon Communications, Inc.	197,006	7,762,036
		13,086,022
Entertainment - 1.4%
Activision Blizzard, Inc.	61,300	4,692,515
Nintendo Co. Ltd. ADR	477,700	4,977,634
The Walt Disney Co. (b)	224,200	19,478,496
Universal Music Group NV	774,200	18,722,239
		47,870,884
Interactive Media & Services - 3.3%
Alphabet, Inc.:
Class A (b)	502,100	44,300,283
Class C (b)	451,860	40,093,538
Match Group, Inc. (b)	32,700	1,356,723
Meta Platforms, Inc. Class A (b)	220,739	26,563,731
Snap, Inc. Class A (b)	482,400	4,317,480
		116,631,755
Media - 2.5%
Charter Communications, Inc. Class A (b)	4,300	1,458,130
Comcast Corp. Class A	1,954,700	68,355,859
Interpublic Group of Companies, Inc.	535,600	17,840,836
		87,654,825
TOTAL COMMUNICATION SERVICES		265,243,486
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.2%
BorgWarner, Inc.	199,160	8,016,190
Automobiles - 0.1%
General Motors Co.	82,600	2,778,664
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc. (b)	14,600	29,423,088
Expedia, Inc. (b)	64,300	5,632,680
Marriott International, Inc. Class A	71,700	10,675,413
Starbucks Corp.	48,500	4,811,200
		50,542,381
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	85,100	8,698,922
Sony Group Corp. sponsored ADR	55,100	4,203,028
Whirlpool Corp.	11,900	1,683,374
		14,585,324
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. (b)	78,300	6,577,200
Multiline Retail - 0.1%
Target Corp.	20,500	3,055,320
Specialty Retail - 1.0%
Lowe's Companies, Inc.	181,300	36,122,212
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	25,700	3,007,157
TOTAL CONSUMER DISCRETIONARY		124,684,448
CONSUMER STAPLES - 4.7%
Beverages - 1.9%
Diageo PLC sponsored ADR (c)	96,500	17,195,335
Keurig Dr. Pepper, Inc.	319,400	11,389,804
The Coca-Cola Co.	561,700	35,729,737
		64,314,876
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	4,400	2,008,600
Performance Food Group Co. (b)	131,900	7,701,641
Sysco Corp.	308,400	23,577,180
U.S. Foods Holding Corp. (b)	174,700	5,943,294
Walmart, Inc.	71,700	10,166,343
		49,397,058
Household Products - 0.1%
Colgate-Palmolive Co.	4,500	354,555
Spectrum Brands Holdings, Inc.	66,100	4,026,812
		4,381,367
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	1,600	396,976
Haleon PLC ADR (b)(c)	1,382,500	11,060,000
		11,456,976
Tobacco - 1.0%
Altria Group, Inc.	776,800	35,507,528
TOTAL CONSUMER STAPLES		165,057,805
ENERGY - 14.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	28,200	832,746
Oil, Gas & Consumable Fuels - 14.2%
Canadian Natural Resources Ltd.	120,400	6,686,024
Cenovus Energy, Inc. (Canada)	2,702,858	52,440,236
EQT Corp.	90,200	3,051,466
Exxon Mobil Corp.	2,556,800	282,015,037
Hess Corp.	573,520	81,336,606
Imperial Oil Ltd.	336,900	16,409,568
Kosmos Energy Ltd. (b)	3,501,801	22,271,454
MEG Energy Corp. (b)	315,000	4,385,340
Phillips 66 Co.	46,000	4,787,680
Tourmaline Oil Corp.	455,700	22,993,666
		496,377,077
TOTAL ENERGY		497,209,823
FINANCIALS - 15.7%
Banks - 11.9%
Bank of America Corp.	3,033,215	100,460,081
Comerica, Inc.	30,400	2,032,240
JPMorgan Chase & Co.	291,400	39,076,740
M&T Bank Corp.	47,300	6,861,338
PNC Financial Services Group, Inc.	233,516	36,881,517
Truist Financial Corp.	586,526	25,238,214
U.S. Bancorp	495,342	21,601,865
Wells Fargo & Co.	4,474,350	184,745,912
		416,897,907
Capital Markets - 2.4%
CME Group, Inc.	5,100	857,616
KKR & Co. LP	367,285	17,049,370
Morgan Stanley	213,200	18,126,264
Northern Trust Corp.	377,295	33,386,835
Raymond James Financial, Inc.	101,650	10,861,303
State Street Corp.	58,190	4,513,798
		84,795,186
Consumer Finance - 0.2%
Discover Financial Services	85,100	8,325,333
Insurance - 0.3%
Chubb Ltd.	40,200	8,868,120
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	531,661	6,911,593
Radian Group, Inc.	1,272,552	24,267,567
		31,179,160
TOTAL FINANCIALS		550,065,706
HEALTH CARE - 13.9%
Biotechnology - 0.6%
ADC Therapeutics SA (b)	71,188	273,362
Alnylam Pharmaceuticals, Inc. (b)	43,000	10,218,950
Argenx SE ADR (b)	4,200	1,591,086
Crinetics Pharmaceuticals, Inc. (b)	113,300	2,073,390
Insmed, Inc. (b)	157,479	3,146,430
Vaxcyte, Inc. (b)	65,500	3,140,725
Verve Therapeutics, Inc. (b)(c)	48,900	946,215
		21,390,158
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	14,100	1,548,039
Becton, Dickinson & Co.	40,600	10,324,580
Boston Scientific Corp. (b)	1,035,451	47,910,318
iRhythm Technologies, Inc. (b)	412	38,592
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	175,704	2,633,803
		62,455,332
Health Care Providers & Services - 6.4%
Cardinal Health, Inc.	307,700	23,652,899
Centene Corp. (b)	34,000	2,788,340
Cigna Corp.	163,100	54,041,554
CVS Health Corp.	358,300	33,389,977
Guardant Health, Inc. (b)	80,400	2,186,880
Humana, Inc.	13,200	6,760,908
McKesson Corp.	110,680	41,518,282
Oak Street Health, Inc. (b)	54,300	1,167,993
UnitedHealth Group, Inc.	114,600	60,758,628
		226,265,461
Life Sciences Tools & Services - 0.3%
Danaher Corp.	36,400	9,661,288
Pharmaceuticals - 4.8%
Bayer AG	61,378	3,159,132
Bristol-Myers Squibb Co.	1,031,500	74,216,425
Eli Lilly & Co.	39,200	14,340,928
GSK PLC sponsored ADR	753,100	26,463,934
Johnson & Johnson	250,960	44,332,084
Pliant Therapeutics, Inc. (b)	58,000	1,121,140
Sanofi SA sponsored ADR	63,000	3,051,090
Viatris, Inc.	50,600	563,178
		167,247,911
TOTAL HEALTH CARE		487,020,150
INDUSTRIALS - 15.1%
Aerospace & Defense - 3.6%
Airbus Group NV	170,600	20,284,767
General Dynamics Corp.	49,300	12,231,823
Huntington Ingalls Industries, Inc.	33,400	7,704,712
MTU Aero Engines AG	15,500	3,354,897
Raytheon Technologies Corp.	62,000	6,257,040
Safran SA	29,100	3,644,891
The Boeing Co. (b)	375,800	71,586,142
		125,064,272
Air Freight & Logistics - 1.9%
FedEx Corp.	84,900	14,704,680
United Parcel Service, Inc. Class B	306,000	53,195,040
		67,899,720
Airlines - 0.1%
Copa Holdings SA Class A (b)	13,500	1,122,795
Ryanair Holdings PLC sponsored ADR (b)	34,400	2,571,744
		3,694,539
Building Products - 0.2%
Johnson Controls International PLC	98,900	6,329,600
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	350,200	2,875,142
Electrical Equipment - 1.2%
Acuity Brands, Inc.	66,400	10,996,504
Hubbell, Inc. Class B	43,218	10,142,400
Regal Rexnord Corp.	56,200	6,742,876
Vertiv Holdings Co.	1,078,300	14,729,578
		42,611,358
Industrial Conglomerates - 6.4%
3M Co.	33,900	4,065,288
General Electric Co.	2,613,487	218,984,076
		223,049,364
Machinery - 1.0%
Cummins, Inc.	22,800	5,524,212
Flowserve Corp.	208,700	6,402,916
Fortive Corp.	112,100	7,202,425
Otis Worldwide Corp.	71,750	5,618,743
Stanley Black & Decker, Inc.	30,800	2,313,696
Westinghouse Air Brake Tech Co.	75,502	7,535,855
		34,597,847
Professional Services - 0.1%
Equifax, Inc.	15,900	3,090,324
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	336,500	17,635,965
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares) (c)	61,800	871,194
TOTAL INDUSTRIALS		527,719,325
INFORMATION TECHNOLOGY - 17.4%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (b)(d)	981,748	6,489,354
IT Services - 3.9%
Amadeus IT Holding SA Class A (b)	113,600	5,893,315
Edenred SA	234,900	12,793,710
Fidelity National Information Services, Inc.	158,400	10,747,440
Genpact Ltd.	130,700	6,054,024
Global Payments, Inc.	21,500	2,135,380
IBM Corp.	40,500	5,706,045
MasterCard, Inc. Class A	36,600	12,726,918
PayPal Holdings, Inc. (b)	102,100	7,271,562
Sabre Corp. (b)(c)	564,300	3,487,374
Snowflake, Inc. (b)	3,300	473,682
Twilio, Inc. Class A (b)	82,500	4,039,200
Unisys Corp. (b)	515,247	2,632,912
Visa, Inc. Class A	303,600	63,075,936
		137,037,498
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	41,900	6,872,857
Applied Materials, Inc.	88,000	8,569,440
Intel Corp.	242,000	6,396,060
Lam Research Corp.	15,700	6,598,710
Marvell Technology, Inc.	216,000	8,000,640
NVIDIA Corp.	37,000	5,407,180
Qualcomm, Inc.	311,890	34,289,187
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	26,300	1,959,087
		78,093,161
Software - 8.1%
Adobe, Inc. (b)	47,000	15,816,910
Autodesk, Inc. (b)	42,200	7,885,914
DoubleVerify Holdings, Inc. (b)	64,200	1,409,832
Dynatrace, Inc. (b)	132,500	5,074,750
Elastic NV (b)	121,700	6,267,550
Intuit, Inc.	19,500	7,589,790
Microsoft Corp.	848,700	203,535,234
PTC, Inc. (b)	37,900	4,549,516
Salesforce.com, Inc. (b)	17,700	2,346,843
SAP SE sponsored ADR (c)	253,300	26,138,027
Workday, Inc. Class A (b)	12,900	2,158,557
		282,772,923
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	765,000	99,396,450
Samsung Electronics Co. Ltd.	84,220	3,698,979
		103,095,429
TOTAL INFORMATION TECHNOLOGY		607,488,365
MATERIALS - 3.0%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (b)	60,700	1,546,029
DuPont de Nemours, Inc.	318,500	21,858,655
		23,404,684
Metals & Mining - 2.4%
First Quantum Minerals Ltd.	985,300	20,586,512
Freeport-McMoRan, Inc.	1,226,279	46,598,602
Glencore PLC	2,431,200	16,212,815
		83,397,929
TOTAL MATERIALS		106,802,613
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	44,300	9,385,398
Crown Castle International Corp.	12,700	1,722,628
Equinix, Inc.	1,400	917,042
Simon Property Group, Inc.	160,900	18,902,532
		30,927,600
UTILITIES - 0.7%
Electric Utilities - 0.6%
Entergy Corp.	32,200	3,622,500
PG&E Corp. (b)	275,000	4,471,500
Southern Co.	197,800	14,124,898
		22,218,898
Multi-Utilities - 0.1%
Sempra Energy	9,300	1,437,222
TOTAL UTILITIES		23,656,120
TOTAL COMMON STOCKS (Cost $2,297,625,817)		3,385,875,441

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	5,200	194,792

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	451,800	4,938,174

TOTAL PREFERRED STOCKS (Cost $5,449,043)		5,132,966

Other - 0.1%
	Shares	Value ($)
Energy - Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(d)(e)(f) (Cost $7,494,698)	6,029,662	2,714,994

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (g)	99,737,128	99,757,075
Fidelity Securities Lending Cash Central Fund 4.37% (g)(h)	37,567,316	37,571,073
TOTAL MONEY MARKET FUNDS (Cost $137,328,148)		137,328,148

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $2,447,897,706)	3,531,051,549
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(34,921,029)
NET ASSETS - 100.0%	3,496,130,520

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,323,986 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,399,140 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	9,817,480

Reddit, Inc. Series E	5/18/21	220,866

Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	7,494,698

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	72,038,809	94,936,285	67,218,019	929,636	-	-	99,757,075	0.2%
Fidelity Securities Lending Cash Central Fund 4.37%	22,860,131	96,130,650	81,419,708	13,929	-	-	37,571,073	0.1%
Total	94,898,940	191,066,935	148,637,727	943,565	-	-	137,328,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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